UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 56.4%**

	Face Amount	Value
U.S. Treasury Bills (A)
2.059%, 09/05/19	$20,000,000	$19,961,189
2.061%, 10/10/19	3,000,000	2,988,060

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,948,189)		22,949,249

TOTAL INVESTMENTS — 56.4%
(Cost $22,948,189)		$22,949,249

Percentages are based on Net Assets of $40,705,649.
**	Security, or portion thereof, has been pledged as collateral on open futures contracts.
(A)	The rate shown is the security’s effective yield at the time of purchase.

A list of the open futures contracts held by the Fund at July 31, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
90-Day Euro$	10	Mar-2020	$2,454,013	$2,452,250	$(1,763)
Amsterdam Index	6	Aug-2019	772,933	755,622	(11,354)
AUDUSD Currency	(69)	Sep-2019	(4,767,040)	(4,727,190)	39,850
Australian 10-Year Bond	29	Sep-2019	2,916,479	2,879,985	30,353
British Pound	(105)	Sep-2019	(8,186,919)	(7,998,375)	188,544
CAC40 10 Euro Index	60	Aug-2019	3,709,745	3,665,397	(33,072)
CAD Currency	55	Sep-2019	4,193,485	4,172,025	(21,460)
Canadian 10-Year Bond	(35)	Sep-2019	(3,784,906)	(3,773,943)	9,829
DAX Index	16	Sep-2019	5,573,547	5,395,311	(106,217)
Euro	(70)	Sep-2019	(9,847,556)	(9,736,563)	110,994
Euro STOXX 50	(26)	Sep-2019	(1,016,322)	(996,435)	9,529
Euro-BTP	10	Sep-2019	1,552,363	1,547,701	5,538
Euro-Bund	3	Sep-2019	579,716	581,409	11,944
Euro-OAT	(19)	Sep-2019	(3,506,421)	(3,517,358)	(10,937)
FTSE 100 Index	86	Sep-2019	7,973,829	7,880,980	72,068
FTSE MIB Index	17	Sep-2019	1,967,252	2,011,945	69,407
Hang Seng Index	22	Sep-2019	3,988,159	3,900,372	(83,577)
IBEX	25	Aug-2019	2,623,269	2,484,945	(103,903)
Japanese 10-Year Bond	(11)	Sep-2019	(15,586,677)	(15,551,062)	(23,419)
Japanese Yen	(44)	Sep-2019	(5,106,744)	(5,072,925)	33,819
KOSPI 200 Index	(13)	Sep-2019	(746,757)	(733,042)	11,463
Long Gilt 10-Year Bond	(29)	Sep-2019	(4,748,159)	(4,684,507)	(67,697)

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2019 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
NASDAQ 100 Index E-MINI	16	Sep-2019	$2,424,820	$2,517,360	$92,540
Nikkei 225 Index	(8)	Sep-2019	(1,583,251)	(1,584,704)	(8,555)
S&P 500 Index E-MINI	(22)	Sep-2019	(3,326,950)	(3,280,530)	46,420
S&P TSX 60 Index	7	Sep-2019	1,051,602	1,037,960	(8,835)
SPI 200 Index	(5)	Sep-2019	(580,872)	(577,170)	(566)
U.S. 10-Year Treasury Note	169	Sep-2019	21,319,797	21,534,297	214,499

			$312,435	$583,755	$465,442

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

KOSPI — Korea Composite Stock Price Index

MIB — Milano Indice di Borsa

NASDAQ — National Association of Securities Dealers and Automated Quotations

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SPI — Share Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of July 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$22,949,249	$—	$22,949,249

Total Investments in Securities	$—	$22,949,249	$—	$22,949,249

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$946,797	$–	$–	$946,797
Unrealized Depreciation	(481,355)	–	–	(481,355)

Total Other Financial Instruments	$465,442	$–	$–	$465,442

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2019 (Unaudited)

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019